Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 254.6
Rollovers	41.4
Employer	166.9
Total contributions	462.9
Net appreciation in the fair value of investments	917.9
Interest and dividend income	18.5
Total investment income	936.4
Interest income on notes receivable from participants	4.4
Total additions	1,403.7
DEDUCTIONS
Benefit payments	797.6
Administrative expenses	3.0
Total deductions	800.6
NET INCREASE PRIOR TO PLAN TRANSFERS	603.1
NET TRANSFERS INTO PLAN	17.8
NET INCREASE IN ASSETS AVAILABLE FOR BENEFITS	620.9
Beginning of year	6,464.2
End of year	$ 7,085.1